6. Members' Capital	12 Months Ended
Dec. 31, 2012
Members Capital
Members' Capital

The capital structure of the Company was changed with the adoption of the new operating agreement as of March 29, 2012. Under the new capital structure, there is currently one share class (class A common units) with two members. All members have voting rights in proportion to their capital account. There were 2,629 A common units outstanding at December 31, 2012. There are two additional authorized share classes: class A preferred units and class B profit units. Once class B profit units are issued, the existing class A common units will become class A preferred units. Class A preferred units will receive preferred treatment in terms of distributions and liquidation proceeds. The former capital structure of the Company included three unit classes, A units, B units, and a voting member. The former ownership classes had varying rights and privileges, primarily relating to amount and order of distributions, as well as varying allocations of profit and losses, as defined by the former operating agreement. At December 31, 2011, there were 878 A units, 9,198 B units, and 1 voting unit outstanding.

The members’ capital balances by class at December 31, 2012 and 2011 are as follows:

Class	2012	2011
A Common Units	$1,902	$–
A Units	–	451
B Units	–	1,378
Voting Member	–	1
Members’ Capital	$1,902	$1,830